16. INVESTMENT COMMITMENTS	12 Months Ended
Dec. 31, 2019
Investment Commitments
INVESTMENT COMMITMENTS

16.1 New generation projects

Under the National Government’s call for the expansion of the generation offer, the Company participates in the following thermal generation projects:

16.1.1 PEPE II and PEPE III wind farms

On May 10, 2019, CAMMESA declared the commercial commissioning of PEPE II (Pampa Energía wind farm) for a 50.4 MW power capacity and PEPE III (de la Bahía wind farm) for a 28.8 MW power capacity, the commercial commissioning for a 50.4 MW power capacity of the latter being completed on June 10, 2019. PEPE II is located in an area adjacent to Mario Cebreiro Wind Farm, in the area known as Corti, 20 kilometers from the City of Bahía Blanca. PEPE III is located in Coronel Rosales, near the City of Bahía Blanca. Both projects called for an investment of U$S 130 million and have an approximate 100.8 MW joint installed capacity.

The production of both wind farms is sold under agreements between private parties pursuant to the Term Market of Electric Power from Renewable Sources (MATER) Regime within the framework of SEE Resolution No. 281/17. Non-contracted energy will be remunerated according to the spot market remuneration (see Notes 2 and 23).

16.1.2 PEPE IV wind farm

The Company, as assignee of the rights under the PEPE IV project, requested to CAMMESA an extension of the term for the commercial commissioning of the wind farm, as well as its relocation. The request was authorized by the SGE and, to make it effective, CAMMESA asked the Company to meet certain requirements, including making several disbursements and increasing the originally granted guarantee pursuant to SGE Resolution No. 230/19.

However, as a result of events occurred during 2019, including the devaluation of the peso and the increase in interest rates, which have resulted in a growing macroeconomic instability, the Company requested an extension of the term to meet the above-mentioned requirements in order to evaluate the feasibility of the project under the new conditions, as well as to negotiate changes proposed by work contractors and equipment suppliers. In this context, and based on a thorough evaluation of the renewable projects in progress, on September 11, 2019 the SSERyEE instructed CAMMESA to temporarily suspend the claims for non-compliance, and demanded the Company to extend the validity of the U$S 12.5 million guarantee for a term of 180 days. On October 4, 2019, the Company complied with the requested extension. On October 9, 2019, the SSERyEE canceled the suspension. On October 30, 2019, CAMMESA served on the Company a formal demand requiring certain payments associated with the postponement of the commercial commissioning of the project and its relocation under penalty of enforcing the guarantee. The Company rejected the demand served by CAMMESA awaiting SGE’s consideration of the extension request, and on December 9, 2019 it entered into an agreement with CAMMESA establishing a negotiation process to be developed until January 31, 2020 inclusive, during which CAMMESA should suspend the enforcement of the guarantee. The agreement term was extended until February 29, 2020.

On the other hand, on September 2, 2019, the assignment of all CTB’s rights, receivables and debts under the project was formalized for a price of U$S 0.1 million, which were offset with receivables CTB held against the Company on account of loans and commercial debt.

16.1.3 Genelba Thermal Power Plant

On June 12, 2019, CAMMESA declared the commercial commissioning of Genelba power plant’s fourth gas turbine for a power capacity of up to 187.7 MW. Furthermore, CAMMESA enabled the 19 MW repowering of the existing gas turbine unit’s power capacity, as of June 1, 2019.These units are part of Genelba Plus’ closing to combined cycle project, which will include the placing in service of a steam turbine.

The Project was selected under SEE Resolution No. 926-E/17 within the framework of the “Call for the Execution of New Co-generation and Closing to Combined Cycles Projects” established by SEE Resolution No. 287-E/17. Upon the commercial commissioning of the closing to combined cycle, the Wholesale Power Purchase Agreement executed with CAMMESA for a maximum committed capacity of 377 MW and a term of 15 years will enter into effect.

The total investment for the project is estimated at U$S 350 million. After the completion of the project, Genelba Power Plant will have two combined cycles with a total installed capacity of approximately 1,226 MW.

16.1.4 Barragán Thermal Power Plant

Regarding the commitment to CTB’s closing to combined cycle project, detailed in Note 5.3.5, for increasing the installed power capacity from 567 MW to 847 MW, with an estimated investment of U$S 200 million, on September 27, 2019, CTB and a joint venture made up of SACDE and Techint Compañía Técnica Internacional S.A.C.E.I, executed an engineering, procurement, construction, commissioning and turnkey agreement for the execution of the closing of the combined cycle at CTEB (the “EPC Agreement”).

16.2 Investment commitment for the exploration and exploitation of hydrocarbons

As of the issuance of these Consolidated Financial Statements, the Company has committed investments for an estimated total amount of U$S 354 million, based on its participation, to be disbursed between 2020 and 2023, mainly regarding the Sierra Chata, Las Tacanas, El Mangrullo and Rincón del Mangrullo areas.